Document and Entity Information	Sep. 09, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001863127
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	Tyra Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40800
Entity Tax Identification Number	83-1476348
Entity Address, Address Line One	2656 State Street
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(619)
Local Phone Number	728-4760
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	TYRA
Entity Emerging Growth Company	true
Entity Ex Transition Period	false